Segment Reporting Cash Flows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting
Depreciation and amortization	$ 314.4	$ 313.0	$ 320.5
Capital expenditures	275.0	259.5	293.9
Canada
Segment Reporting
Depreciation and amortization	117.3	117.6	122.8
Capital expenditures	77.3	77.8	75.7
Europe [Member]
Segment Reporting
Depreciation and amortization	186.5	184.1	185.0
Capital expenditures	173.7	168.6	204.6
MCI
Segment Reporting
Depreciation and amortization	3.9	2.7	2.9
Capital expenditures	10.0	0.9	1.6
Corporate
Segment Reporting
Depreciation and amortization	6.7	8.6	9.8
Capital expenditures	$ 14.0	$ 12.2	$ 12.0